Personnel expenses (Tables)	6 Months Ended
Jun. 30, 2024
Personnel Expenses [Line Items]
Personnel expenses

For the quarter ended Year-to-date
USD m 30.6.24 31.3.24 30.6.23 30.6.24 30.6.23
Salaries and variable compensation
1
6,058 5,863 4,804 11,922 8,689
of which: variable compensation – financial advisors
2
1,291 1,267 1,110 2,558 2,222
Contractors 82 86 77 168 147
Social security 419 409 294 828 572
Post-employment benefit plans 309 367 261 676 497
Other personnel expenses 251 225 215 476 366
Total personnel expenses 7,119 6,949 5,651 14,068 10,271
1 Includes role-based

allowances.

2 Consists of

cash and deferred

compensation awards

and is based

on compensable revenues

and firm tenure

using a formulaic

approach. Also includes

expenses related to
compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements.